PREMISES AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation, Total	$ 581,000	$ 659,000	$ 751,000
Assets Held-for-sale, Property, Plant and Equipment	0	1,113,000
Lease Expiration Description	expire at various times through 2027
Operating Leases, Rent Expense	$ 131,000	$ 140,000	$ 213,000